Offerings - Offering: 1	Mar. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	3,488,165
Proposed Maximum Offering Price per Unit	30.71
Maximum Aggregate Offering Price	$ 107,121,547.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,793.49
Offering Note	3,488,165 shares of common stock, $0.001 par value per share ("Common Stock"), of Liquidia Corporation (the "Registrant") were automatically added to the shares authorized for issuance under the Liquidia Corporation 2020 Long-Term Incentive Compensation Plan, as amended (the "2020 Plan") on January 1, 2026 pursuant to an "evergreen" provision contained in the 2020 Plan. Pursuant to such provision, on January 1 of each year through 2030, the number of shares authorized for issuance under the 2020 Plan is automatically increased by a number equal to four percent of the outstanding shares of Common Stock as of the end of Registrant's immediately preceding fiscal year, or any lesser number of shares of Common Stock determined by the Board of Directors or Compensation Committee of the Registrant. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") also covers an indeterminate number of shares of Common Stock which may be offered or sold pursuant to the 2020 Plan by reason of stock splits, stock dividends or similar transactions effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock of the Registrant. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act. The proposed maximum offering price per share, proposed maximum aggregate offering price and the amount of the registration fee are based on the average of the high and low prices of Registrant's Common Stock as reported on the Nasdaq Capital Market on March 2, 2026. Pursuant to General Instruction E of Form S-8, the registration fee is calculated with respect to the additional securities registered on this Registration Statement only.